Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013 Segment
Significant Accounting Policies [Line Items]
Number of primary business units that generate majority of revenues	2
Maximum limit of individual homogeneous loans collective evaluation for impairment and excluded from impaired loan disclosures	$ 250,000
Lower Limit
Significant Accounting Policies [Line Items]
Days contractually past due for interest and principal and the loan is not well-secured and in the process of collection	90 days
Loans and leases receivable nonperforming to performing status	6 months
Restructured loans and leases receivable nonperforming to performing status	6 months
Period for which troubled debt restructurings with modified terms is performing before ceasing to be classified as impaired loan	6 months
Troubled debt restructuring loans and leases receivable to Performing status	6 months
Lower Limit | Buildings
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	10 years
Lower Limit | Equipment
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	3 years
Lower Limit | Leasehold Improvements
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	The shorter of the lease term or 15 years.
Lower Limit | Computer Software
Significant Accounting Policies [Line Items]
Software, useful life	3 years
Upper Limit
Significant Accounting Policies [Line Items]
Number of days past due for disclosure purposes to be categorized as a current	29 days
Upper Limit | Buildings
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	30 years
Upper Limit | Equipment
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	10 years
Upper Limit | Leasehold Improvements
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	15 years
Upper Limit | Computer Software
Significant Accounting Policies [Line Items]
Software, useful life	10 years
Wealth Management
Significant Accounting Policies [Line Items]
Services provided by business units, states	18
Minimum assets requirement to be managed	$ 200,000,000